[Logo]             Investing
EATON VANCE        for the
==============     21st                                     EDUCATION
  Mutual Funds     Century



               SEMIANNUAL REPORT JUNE 30, 1997

                      [Graphic Omitted]


                        MASSACHUSETTS
                          HEALTH &
                          EDUCATION
                         TAX-EXEMPT
                            TRUST

                         Eaton Vance
            Global Management-Global Distribution

Massachusetts Health & Education Tax-Exempt Trust as of June 30,1997

--------------------------------------------------------------------------------
INVESTMENT UPDATE
--------------------------------------------------------------------------------

-------------------       Investment Environment
      [Photo              ------------------------------------------------------
        of                The Economy
Robert B. MacIntosh       o The Massachusetts economy mirrored the strong growth
 Portfolio Manager          at the national level. Unemployment measured only
-------------------         3.8% in June, below that of the nation as a whole.
                            Technology, health care and financial services continued to register the strongest job growth among industry sectors.

o While inflation seemed generally in check, the Federal Reserve maintained a vigilant policy. In February, the Fed raised its Federal Funds target rate - a key short-term rate barometer - to 5.50%.

o Boosted by lower supply, the municipal market outperformed the Treasury market. The Lehman Brothers Municipal Bond Index1 rose 3.2% during the six-month period.

The Fund
--------------------------------------------------------------------------------
Management Discussion

o Insured hospitals remained the largest sector weighting in the Fund. In the belief that the hospital sector will grow increasingly competitive, we continued to focus on those institutions with favorable demographics and high-demand specialties.

o To improve the Fund's potential for capital appreciation, we improved its average call protection by swapping out of par bonds with short call dates in favor of discount bonds with better call characteristics. This will help protect the Fund from untimely early bond calls and the need to reinvest at unfavorable interest rate levels.

o The Portfolio took advantage of an increase in the issuance of Industrial Finance Agency bonds as an oppportunity to further diversify as well as to add attractive higher-yielding issues to the Portfolio.

Performance for the Past Six Months

o Based on net asset value, the Fund had a total return of 5.3% for the six months ended June 30, 1997. That return was the result of a rise in net asset value from $13.01 on December 31, 1996 to $13.30 on June 30, 1997, and the reinvestment of all distributions.

o Based on the most recent dividend and the June 30 net asset value per share of $13.30, the Fund had a distribution rate of 5.59%. To equal that, an investor would need to receive 8.73% in a taxable investment.

o On June 30, 1997, the Fund's closing price on the American Stock Exchange was $12.875, representing a 3.2% discount to the Fund's net asset value per share.

Your Investment at Work
--------------------------------------------------------------------------------
  Massachusetts Industrial Finance Agency The Park School

o These bonds were issued for The Park School, an independent, coeducational school located in Brookline.

o With around 500 students enrolled in nursery school through ninth grade, The Park School has gained a national reputation for excellence in academics.

o With a 5.9% coupon, these bonds provide excellent tax-free income for the Portfolio.

o This bond represents the efforts of the Portfolio to find value in bonds of well-regarded, smaller issuers.

--------------------------------------------------------------------------------
1 It is not possible to invest directly in the Index.

2 Returns are calculated by determining the percentage change in net asset value and share price with all distributions reinvested. Past performance is no guarantee of future results.

3 Because the Fund is actively managed, sector weightings and Portfolio Overview are subject to change. Five largest industry weightings represent 89.7% of the Portfolio's investments.

 Past performance is no guarantee of future results. The value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. In addition, share price is subject to market influences. *Private insurance does not remove the risk of loss of principal associated with this investment due to changes in market conditions.

--------------------------------------------------------------------------------
Mutual fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Fund Information
as of June 30, 1997

Performance 2
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year                                               12.0%

Life of Fund (7/30/93)                                  8.8

Average Annual Total Returns (by market value, NYSE)
--------------------------------------------------------------------------------
One Year                                17.4%
Life of Fund (7/30/93)                   2.0


5 Largest Sectors 3
--------------------------------------------------------------------------------
By total investments

Insured Hospital*                       27.9%
Hospital                                22.7%
Education                               15.5%
Insured Education*                      15.1%
General Obligations                      8.5%


Fund Overview 3
--------------------------------------------------------------------------------

Number of Issues                          37
Average Maturity                   20.7 Yrs.
Effective Maturity                      10.8
Average Rating                           AA-
Average Call                        7.4 Yrs.
Average Dollar Price                 $103.60

Massachusetts Health & Education Tax-Exempt Trust as of June 30, 1997
-------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS (Unaudited)
-------------------------------------------------------------------------------

Tax-Exempt Investments -- 100.0%

Ratings (Unaudited)   Principal
------------------     Amount
         Standard       (000
Moody's  & Poor's      Omitted)      Security                       Value
---------------------------------------------------------------------------------------------
Assisted Living -- 2.5%
---------------------------------------------------------------------------------------------
Aa2        NR           $1,000  Massachusetts Health & Education
                                Facilities Authority, Youville
                                House, (AMT), 6.25%, 2/15/41                      $ 1,018,530
---------------------------------------------------------------------------------------------
Education -- 15.5%
---------------------------------------------------------------------------------------------
Aaa        AAA          $1,000  Massachusetts HEFA, Massachusetts
                                Institute of Technology, 5.00%, 7/1/23             $  931,920
A3         NR              500  Massachusetts Industrial Finance Agency
                                (IFA), The Park School, 5.90%, 9/1/26                 504,225
Baa1       BBB           2,110  Massachusetts IFA, Springfield College,
                                5.625%, 9/15/10                                     2,082,739
A3         A-            1,500  Massachusetts IFA, Clark University,
                                7.00%, 7/1/12                                       1,618,890
A1         A+            1,000  Massachusetts IFA, Holy Cross College,
                                6.45%, 1/1/12                                       1,095,270
---------------------------------------------------------------------------------------------
                                                                                 $  6,233,044
---------------------------------------------------------------------------------------------
General Obligation -- 8.5%
---------------------------------------------------------------------------------------------
Aa3        AA+          $1,000  Massachusetts Water Pollution Abatement
                                Trust, 6.375%, 2/1/15                            $  1,071,550
A1         A+            2,000  University of Massachusetts Building
                                Authority, 6.875%, 5/1/14                           2,317,280
---------------------------------------------------------------------------------------------
                                                                                 $  3,388,830
---------------------------------------------------------------------------------------------
Hospitals -- 22.7%
---------------------------------------------------------------------------------------------
NR         NR           $2,295  Massachusetts HEFA, Atlanticare Medical
                                Center, 8.00%, 12/1/13                           $  2,472,358
Aa2        NR            1,500  Massachusetts HEFA, Daughters of Charity,
                                6.10%, 7/1/14                                       1,565,940
A2         A             1,150  Massachusetts HEFA, New England Deaconess
                                Hospital, 6.875%, 4/1/22                            1,239,758
NR         A-              750  Massachusetts HEFA, Jordan Hospital,
                                6.875%, 10/1/22                                       803,955
Baa2       BBB             800  Massachusetts HEFA, Sisters of Providence,
                                6.625%, 11/15/22                                      821,616
Baa3       BB            1,000  Massachusetts HEFA, Milford-Whitinsville
                                Hospital, 7.75%, 7/15/17                            1,082,610
NR         BBB-         $  400  Massachusetts HEFA, North Adams Hospital,
                                6.625%, 7/1/18                                        406,208
A1         A               750  Massachusetts HEFA, Dana Farber Cancer
                                Institute, 5.50%, 12/1/27                             721,605
---------------------------------------------------------------------------------------------
                                                                                 $  9,114,050
---------------------------------------------------------------------------------------------
Industrial Development Revenue -- 3.8%
---------------------------------------------------------------------------------------------
A3         A-           $1,500  Massachusetts IFA, General Motors,
                                5.55%, 4/1/09                                    $  1,514,550
---------------------------------------------------------------------------------------------
Insured Education -- 15.1%
---------------------------------------------------------------------------------------------
Aaa        AAA          1,420  Massachusetts HEFA, Boston College, (FGIC),
                               6.625%, 7/1/21                                    $  1,538,201
Aaa        AAA          1,765  Massachusetts HEFA, Northeastern University,
                               (MBIA), 6.55%, 10/1/22                               1,923,497
Baa        AAA          1,000  Massachusetts HEFA, Suffolk University,
                               (CLEE), 6.25%, 7/1/12                                1,056,470
NR         AAA            515  Massachusetts IFA, Assumption College,
                               (CLEE), 6.00%, 7/1/26                                  527,710
Aaa        AAA          1,000  Massachusetts HEFA, Tufts University,
                               (FGIC), 5.95%, 8/15/18                               1,022,910
---------------------------------------------------------------------------------------------
                                                                                 $  6,068,788
---------------------------------------------------------------------------------------------
Insured Hospitals -- 27.9%
---------------------------------------------------------------------------------------------
Aaa        AAA          $  750  Massachusetts HEFA, University Hospital,
                                (MBIA), 7.25%, 7/1/19                            $    813,278
Aaa        AAA           1,000  Massachusetts HEFA, North Shore Medical
                                 Center, (MBIA), 5.625%, 7/1/14                      1,012,670
NR         AAA             500  Massachusetts HEFA, Winchester Hospital,
                                (CLEE), 5.80%, 7/1/09                                 519,020
Aaa        AAA             800  Massachusetts HEFA, Baystate Center, (FSA),
                                6.00%, 7/1/26                                         821,064
Aaa        AAA           1,500  Massachusetts HEFA, Baystate Center, (FGIC),
                                5.00%, 7/1/20                                       1,370,835
Aaa        AAA           1,250  Massachusetts HEFA, Dana Farber Cancer
                                Institute, (FGIC), 6.00%, 12/1/10                   1,315,250
NR         AAA             595  Massachusetts HEFA, Valley Regional Health
                                System, (CLEE), 5.75%, 7/1/18                         595,208
Aaa        AAA             500  Massachusetts HEFA, Mt. Auburn Hospital,
                                (MBIA), 6.25%, 8/15/14                                531,560
Aaa        AAA           1,725  Massachusetts HEFA, Addison Gilbert
                                Hospital, (MBIA), 5.75%, 7/1/23                     1,727,726
Aaa        AAA           1,500  Massachusetts HEFA, Lowell General Hospital,
                                (FSA), 5.25%, 6/1/16                                1,440,840
Aaa        AAA           1,000  Massachusetts HEFA, Berkshire Health System,
                                (MBIA), 6.00%, 10/1/19                              1,024,900
---------------------------------------------------------------------------------------------
                                                                                 $ 11,172,351
---------------------------------------------------------------------------------------------
Insured Transportation -- 0.5%
---------------------------------------------------------------------------------------------
Aaa        AAA          $  200  Massachusetts Turnpike Authority, (MBIA),
                                5.00%, 1/1/20                                    $    186,814
---------------------------------------------------------------------------------------------
Insured Water & Sewer -- 0.5%
---------------------------------------------------------------------------------------------
Aaa        AAA          $  200  Massachusetts Water Resource Authority,
                                (MBIA), 5.00%, 3/1/22                            $    182,424
---------------------------------------------------------------------------------------------
Nursing Home -- 1.9%
---------------------------------------------------------------------------------------------
NR         NR           $  750  Massachusetts IFA, Age Institute of
                                Massachusetts, 8.05%, 11/1/25                    $    769,500
---------------------------------------------------------------------------------------------
Transportation -- 1.1%
---------------------------------------------------------------------------------------------
A1         A+           $  485  Massachusetts Turnpike Authority,
                                5.00%, 1/1/20                                    $    453,023
---------------------------------------------------------------------------------------------
Total Tax-Exempt Investments
  (identified cost $37,753,825)                                                  $ 40,101,903
---------------------------------------------------------------------------------------------

Notes to Portfolio:

1. Portfolio Overview:

Number of Issues                          37
Average Maturity (Years)                  20.70 Yrs.
Effective Maturity (Years)                10.80 Yrs.
Average Call (Years)                      7.40 Yrs.
Duration (Years)                          7.10 Yrs.
Average Rating                            AA-
Average Coupon                            6.30 Yrs.

2. Massachusetts HEFA Securities - At June 30 1997, the Trust held securities issued by the Massachusetts Health & Education Facilities Authority (HEFA) with a value of $27,777,929 (representing 69.3% of total investments).

3. Insured Investments - The Trust invests primarily in debt securities issued by the Commonwealth of Massachusetts and its municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30 1997, 43.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The Trust's investments in insured securities by financial institution are as follows:

                                                               Percentage
                                                               of Total
                                              Value            Investments
 -----------------------------------------------------------------------------
Municipal Bond Insurance Association (MBIA)     $ 7,402,869        18.5%
Financial Guaranty Insurance Company (FGIC)       5,247,196        13.1%
College Construction Loan Insurance
  Corporation (CLEE)                              2,698,408         6.7%
Financial Security Assurance Incorporated
  (FSA)                                           2,261,904         5.6%
 -----------------------------------------------------------------------------
    Total Insured Securities                    $17,610,377        43.9%
 -----------------------------------------------------------------------------

4. Summary of Ratings:
                                                                  Percentage
                                   Number                         of Total
Ratings                           of Issues       Value           Investments
 -----------------------------------------------------------------------------
AAA/Aaa                               19          $18,542,297       46.2%
AA/Aa                                  3            3,656,020        9.1%
A/A                                    9           10,268,556       25.6%
BBB/Baa                                4            4,393,173       11.1%
NR                                     2            3,241,857        8.0%
 -----------------------------------------------------------------------------
    Total                             37          $40,101,903      100.0%
 -----------------------------------------------------------------------------

 The ratings indicated are the most recent Moody's and Standard & Poors ratings believed to be available at June 30, 1997. NR indicates no rating is available for the security. Ratings are generally ascribed to securities at time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no responsibility to do so, and the ratings indicated do not necessarily represent ratings the agencies would ascribe to these securities at June 30, 1997.

5. Private Placement Security - Information relating to the initial acquisition and market valuation of the private placement security is presented below:

                                                                                              Percentage
                                              Acquisition                                     of
                                              Cost            Current Cost    Value           Net Assets
 -----------------------------------------------------------------------------------------------------------
Massachusetts HEFA, Atlanticare Medical
  Center "AMC" (acquired 12/15/93)            $2,450,000      $2,295,000      $2,472,358      6.07%
 -----------------------------------------------------------------------------------------------------------

 AMC has no outstanding publicly offered securities of the same class as the private placement security held by the Trust. The Trust will bear the costs, if any, relating to the disposition of the private placement security, including costs associated with registering the securities under the Securities Act of 1933, if necessary.

                       See notes to financial statements

Massachusetts Health & Education Tax-Exempt Trust as of June 30, 1997
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------

Statement of Assets and Liabilities

As of June 30, 1997

Assets
-------------------------------------------------------------------------------
Total Investments, at value
  (identified cost, $37,753,825)                                   $40,101,903
Interest receivable                                                    811,826
Receivable from the Administrator (Note 4)                               4,900
Deferred organization expenses                                           3,915
-------------------------------------------------------------------------------
Total assets                                                       $40,922,544
-------------------------------------------------------------------------------

Liabilities
-------------------------------------------------------------------------------
Due to Bank                                                        $   199,489
Accrued Trustees' fees (Note 4)                                          7,500
Accrued expenses and other liabilities                                  28,940
-------------------------------------------------------------------------------
Total liabilities                                                  $   235,929
-------------------------------------------------------------------------------
Net Assets                                                         $40,686,615
-------------------------------------------------------------------------------

Net Assets Were Comprised of
-------------------------------------------------------------------------------
Auction Preferred Shares, $0.01 par value; 400 shares
  authorized, 200 shares issued and outstanding
  at $50,000 per share liquidation preference (Note 2)             $10,000,000
Common Shares, $0.01 par value;
  unlimited number of shares authorized, 2,307,763 shares
  issued and outstanding                                                23,078
Additional paid-in capital                                          31,948,258
Accumulated net realized loss from investment transactions          (3,683,912)
Undistributed net investment income                                     51,113
Unrealized appreciation of investments                               2,348,078
-------------------------------------------------------------------------------
Net Assets                                                         $40,686,615
-------------------------------------------------------------------------------

Net assets applicable to preferred shareholders -
  Auction preferred shares, at liquidation value                   $10,000,000
  Cumulative undeclared dividends                                        3,000
-------------------------------------------------------------------------------
                                                                   $10,003,000

Net assets applicable to common shareholders                       $30,683,615
-------------------------------------------------------------------------------
Total                                                              $40,686,615
-------------------------------------------------------------------------------

Net Asset Value Per Common Share
-------------------------------------------------------------------------------
($30,683,615 / 2,307,763 common shares issued and outstanding)     $     13.30
-------------------------------------------------------------------------------

Statement of Operations

For the Six Months Ended
June 30, 1997

Investment Income
-------------------------------------------------------------------------------
Interest income                                                     $1,201,681
-------------------------------------------------------------------------------

Expenses
-------------------------------------------------------------------------------
Investment advisory fee (Note 4)                                     $  69,629
Administration fee (Note 4)                                             29,842
Trustees' fees (Note 4)                                                 15,000
Custodian and transfer agent fees (Note 1F)                             28,401
Legal and accounting services                                           20,718
Preferred share remarketing agent fee                                   12,396
Printing and postage                                                     7,000
Exchange membership fees                                                 3,725
Preferred shares auction agent fees                                      2,520
Amortization of organization expenses                                    1,784
Miscellaneous                                                            4,567
-------------------------------------------------------------------------------
Total operating expenses                                            $  195,582
-------------------------------------------------------------------------------
Deduct -
  Preliminary waiver of expenses by the Administrator (Note 4)        $  4,900
  Reduction of custody fees (Note 1F)                                    1,621
-------------------------------------------------------------------------------
Total                                                                 $  6,521
-------------------------------------------------------------------------------

Net operating expenses                                              $  189,061
-------------------------------------------------------------------------------

Net investment income                                               $1,012,620
-------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss)
on Investments
-------------------------------------------------------------------------------
Net realized loss from investment transactions                      $  (35,123)
Net change in unrealized appreciation of investments                   677,724
-------------------------------------------------------------------------------

Net gain on investments                                             $  642,601
-------------------------------------------------------------------------------

Net increase in net assets resulting from operations                $1,655,221
-------------------------------------------------------------------------------

                       See notes to financial statements

Massachusetts Health & Education Tax-Exempt Trust as of June 30, 1997
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
-------------------------------------------------------------------------------

Statements of Changes in Net Assets

                                                      Six Months Ended
Increase (Decrease)                                   June 30, 1997         Year Ended
in Net Assets                                         (Unaudited)           December 31, 1996
---------------------------------------------------------------------------------------------
From operations --
  Net investment income                                    $  1,012,620          $  2,019,437
  Net realized loss from investment transactions                (35,123)               (3,793)
  Net change in unrealized appreciation of
    investments                                                 677,724              (593,126)
---------------------------------------------------------------------------------------------
Net increase in net assets from operations                 $  1,655,221          $  1,422,518
---------------------------------------------------------------------------------------------
Dividends and Distributions -
Preferred Shareholders -
  From net investment income                                $  (155,796)          $  (307,103)
Common Shareholders -
  From net investment income                                   (851,565)           (1,629,252)
---------------------------------------------------------------------------------------------
Total dividends and distributions to shareholders         $  (1,007,361)        $  (1,936,355)
---------------------------------------------------------------------------------------------
Net increase (decrease) in net assets                        $  647,860           $  (513,837)
---------------------------------------------------------------------------------------------
Net Assets
---------------------------------------------------------------------------------------------
At beginning of period                                      $40,038,755           $40,552,592
---------------------------------------------------------------------------------------------
At end of period (including undistributed net
  investment income of $51,113 and $45,854,
  respectively)                                             $40,686,615           $40,038,755
---------------------------------------------------------------------------------------------

                       See notes to financial statements

Massachusetts Health & Education Tax-Exempt Trust as of June 30, 1997
-------------------------------------------------------------------------------
FINANCIAL STATEMENTS CONT'D
-------------------------------------------------------------------------------
Financial Highlights

Selected data for a common share outstanding during each period

                               Six Months Ended                                  Year Ended December 31,
                               June 30, 1997           ----------------------------------------------------------------------------
                               (Unaudited)               1996                 1995                1994             1993(a)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period (common shares)           $  13.01             $  13.24             $  11.32           $  14.24           $  13.98(b)
-----------------------------------------------------------------------------------------------------------------------------------
Investment Operations
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income               $  0.44(i)           $  0.88(i)           $  0.84            $  0.88            $  0.26
Net realized and unrealized gain
  (loss) on investments                0.29                (0.27)                1.94              (2.87)              0.39
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations    $  0.73              $  0.61              $  2.78           $  (1.99)           $  0.65
-----------------------------------------------------------------------------------------------------------------------------------
Less Distributions
-----------------------------------------------------------------------------------------------------------------------------------
Preferred Shareholders -
  From net investment income       $  (0.07)            $  (0.13)            $  (0.15)(g)       $  (0.12)             $  --
Common Shareholders -
  From net investment income          (0.37)               (0.71)               (0.69)             (0.81)             (0.21)
  Distributions in excess of net
    investment income                    --                   --                (0.02)                --                 --
  From net realized gains on
    investments                          --                   --                   --                 --              (0.02)
  Distributions required for
    excise tax purposes in
    excess net realized gains            --                   --                   --                 --              (0.03)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions                $  (0.44)            $  (0.84)            $  (0.86)          $  (0.93)          $  (0.26)
-----------------------------------------------------------------------------------------------------------------------------------
Preferred share offering costs     $     --             $     --             $     --           $     --           $  (0.13)(c)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period
  (Common shares)                  $  13.30             $  13.01             $  13.24           $  11.32           $  14.24
-----------------------------------------------------------------------------------------------------------------------------------
Per share market value, end of
  period (Common shares)            $12.875              $12.125              $11.125            $10.375            $15.500
-----------------------------------------------------------------------------------------------------------------------------------
Total investment return at
  Market Value                         9.33%               15.61%               14.12%            (28.66%)             5.04%
-----------------------------------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000
  omitted)                          $40,687              $40,039              $40,553            $36,125            $42,850
Ratios (as a percentage of averag
  total net assets):
  Expenses(h)                          0.96%(e)(f)          1.00%                1.17%(f)           1.02%(f)           1.16%(e)(f)
  Expenses, after custodian fee
    reduction                          0.95%(e)(f)          0.98%                  --                 --                 --
  Net investment income                5.09%(e)(f)          5.12%                5.01%(f)           5.25%(f)           4.19%(e)(f)
Ratios (as a percentage of average
  common net assets):
  Expenses(d)(h)                       1.28%(e)(f)          1.34%                1.58%(f)           1.37%(f)           1.21%(e)(f)
  Expenses, after custodian fee
    reduction(d)                       1.27%(e)(f)          1.32%                  --                 --                 --
  Net investment income(d)             6.78%(e)(f)          6.86%                6.75%(f)           7.08%(f)           4.36%(e)(f)
Portfolio turnover rate                  13%                  44%                  28%               123%                63%
-----------------------------------------------------------------------------------------------------------------------------------

The Financial Highlights summarize the impact of net investment income, gains (losses) and distributions on the Trust's net asset value per common share since the commencement of operations. Additionally, important relationships between certain financial statement items are expressed into ratio form.

(a)  The Trust commenced operations on July 30, 1993.

(b)  Net of common share offering cost of $0.07.

(c)  Auction Preferred Shares were issued on December 13, 1993.

(d)  Ratios do not reflect the effect of dividend payments to preferred shareholders. Ratios to average common net assets reflects the Trust's leveraged capital structure.

(e)  Annualized.

(f)  Reflects expense waivers by the Advisor, Administrator, and/or Shareholder Servicing Agent during the period. If the Trust had borne all expenses for the six month period ended June 30, 1997, net investment income per common share would have decreased by less than $0.01. If the Trust had borne all expenses for the year ended December 31, 1995, the year ended
     December 31, 1994 and the period ended December 31, 1993, net investment income per common share would have decreased by
     $0.05, $0.04 and $0.01, respectively.

(g)  Includes distributions in excess of net investment income of $0.003 per common share.

(h)  The annualized expense ratios for the six months ended June 30, 1997 and the year ended December 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require the Trust to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for the three years in the period ended December 31, 1995 have not not been adjusted to reflect this change.

(i)  Computed using average shares outstanding throughout the period.

                        See notes to financial statements

Massachusetts Health & Education Tax-Exempt Trust as of June 30, 1997
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)
-------------------------------------------------------------------------------

1 General Information and Significant
  Accounting Policies
-------------------------------------------------------------------------------
  The Massachusetts Health & Education Tax-Exempt Trust (the "Trust") is an entity commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as a non-diversified, closed-end management investment company. The Trust's investment objective is to earn a high level of current income exempt from regular Federal income taxes and Massachusetts personal income taxes consistent with preservation of capital. The Trust seeks to achieve its objective by investing primarily in "investment grade" tax-exempt obligations issued by the Massachusetts Health and Education Facilities Authority on behalf of participating not-for-profit institutions.

  The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements, in accordance with generally accepted accounting principles.

  A Securities Valuation -- Municipal securities are normally valued at the mean between the quoted bid and asked prices obtained from a pricing service. Municipal securities which are not valued by a pricing service will be valued on the basis of three dealer quotes or, if such quotes are unavailable, such other available market information. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Futures and options on futures contracts traded on an exchange will be valued at last settlement price. In the event of unusual market disruptions affecting valuation, the Pricing Committee of the Trustees will be consulted.

  B Securities Transactions -- Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date. The securities so purchased are subject to market fluctuations during this period. To the extent that when-issued or delayed delivery purchases are outstanding, the Trust instructs the custodian to segregate assets in a separate account, with a current value at least equal to the amount of its purchase commitments.

  C Interest Income -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or discounts on long term debt securities when required for federal income tax purposes.

  D Federal Income Taxes -- The Trust has complied and intends to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies by distributing all of its income, including any net realized gains from investments, to shareholders. Therefore, no federal income tax provision is required. In addition, the Trust intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal securities, which are exempt from regular federal and Massachusetts income taxes when received by the Trust, as exempt interest dividends.

  At December 31, 1996, the Trust for federal income tax purposes had a capital loss carryover of $3,531,544, which will reduce taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Trust of any liability for federal income or excise tax. Such capital loss carryovers will expire on December 31, 2002 ($2,365,891) and December 31, 2003 ($1,165,653).

  E Organization and Offering Costs -- Costs incurred by the Trust in connection with its organization have been capitalized and are being charged to operations ratably over a period of 60 months. Costs incurred by the Trust in connection with the offerings of the common shares and Auction Preferred Shares were recorded as a reduction of capital paid in excess of par applicable to common shares.

  F Expense Reductions -- Investors Bank & Trust Company (IBT) serves the Trust as its Custodian and Transfer Agent. Pursuant to its service agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Trust maintains with IBT. All significant credits used to reduce IBT's fee are reported as a reduction of expenses on the statement of operations.

  G Use of Estimates -- The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

  H Interim Financial Information -- The interim financial statements relating to June 30, 1997 and the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Trust's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Auction Preferred Shares
--------------------------------------------------------------------------------
  The Trust currently has 200 Auction Preferred Shares outstanding. The Auction Preferred Shares are redeemable at the option of the Trust on any dividend payment date at the redemption price of $50,000 per share, plus an amount equal to any dividends accumulated on a daily basis unpaid through the redemption date (whether or not such dividends have been declared).

  Under the Investment Company Act of 1940, the Trust is required to maintain asset coverage of at least 200% with respect to the Auction Preferred Shares as of the last business day of each month in which any Auction Preferred Shares are outstanding. Additionally, the Trust is required to meet more stringent asset coverage requirements under the terms of the Auction Preferred Shares and in accordance with the guidelines prescribed by the rating agency. Should these requirements not be met, or should dividends accrued on the Auction Preferred Shares not be paid, the Trust may be restricted in its ability to declare dividends to common shareholders or may be required to redeem certain of the Auction Preferred Shares. At June 30, 1997, there were no such restrictions on the Trust.

3 Distributions to Shareholders
--------------------------------------------------------------------------------
  Distributions to common shareholders are recorded on the ex-dividend date and are paid on the last business day of each month. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. Each dividend payment period for the Auction Preferred Shares is generally seven days. The applicable dividend rate for the Auction Preferred Shares on June 30, 1997 was 3.65%. For the six months ended June 30, 1997, the Trust paid dividends to Auction Preferred shareholders amounting to $155,796, representing an average APS dividend rate for such period of 3.14%.

4 Investment Advisory Fees and Transactions
  with Affiliates
--------------------------------------------------------------------------------
  The Trust has entered into an Advisory Agreement with Eaton Vance Management ("Eaton Vance"), under which Eaton Vance will furnish the Trust with investment research and advisory services. For the six months ended June 30, 1997, the fee paid for such services amounted to $69,629 and was equivalent to 0.35% (annualized) of the average daily net assets of the Trust, including net assets attributable to any Auction Preferred Shares outstanding.

  In addition, the Trust also entered into an Administration Agreement with Eaton Vance, under which Eaton Vance will manage and administer the Trust's business affairs and, in connection therewith, furnish for use of the Trust, office space and all necessary office facilities, equipment, and personnel for administering the affairs of the Trust. For the six months ended June 30, 1997, the fee paid for such services amounted to $29,842 and was equivalent to 0.15% (annualized) of the average daily net assets of the Trust, including net assets attributable to any Auction Preferred Shares outstanding. Eaton Vance is obligated to waive all or a portion of its Administration fee if the normal operating expenses of the Trust exceed 0.95% of average daily net assets. During the six months ended June 30, 1997, the fee waiver amounted to $4,900.

  Trustees who are not affiliates of Eaton Vance, the Commonwealth of Massachusetts Attorney General's office or Massachusetts Health and Educational Facilities Authority (the "Authority") are eligible to receive an annual fee of $7,500.

5 Securities Transactions
--------------------------------------------------------------------------------
  Purchases and sales (including maturities) of portfolio securities during the six months ended June 30, 1997, aggregated $5,087,739 and $5,012,477, respectively. There were no purchases and sales of short-term municipal securities during the six months ended June 30, 1997.

  The identified cost and unrealized appreciation (depreciation) in value of the investments owned by the Trust at June 30, 1997, as computed for federal income tax purposes, were as follows:

  Identified cost                                                  $ 37,902,235
  ------------------------------------------------------------------------------
  Gross unrealized appreciation                                    $  2,201,107
  Gross unrealized depreciation                                          (1,438)
  ------------------------------------------------------------------------------
  Net unrealized appreciation                                      $  2,199,669
  ------------------------------------------------------------------------------

6 Capital Transactions
--------------------------------------------------------------------------------
  The Declaration of Trust allows the Trustees to issue an unlimited number of $0.01 par value shares of common stock. At June 30, 1997, the Trust had 2,307,763 common shares issued and outstanding. There were no capital transactions during the six months ended June 30, 1997 and the year ended December 31, 1996.

7 Annual Meeting of Shareholders
--------------------------------------------------------------------------------
  The Trust held its annual meeting of Shareholders on May 20, 1997. 2,307,763 common shares and 200 Auction Preferred Shares (APS) were outstanding on March 31, 1997, the record date for shares eligible to vote at the meeting. 2,143,597 (92.89% of the record date common shares) and 200 APS shares (100% of the record date APS shares) were represented at the meeting. The following actions were taken by the shareholders:

  ITEM 1: The election of James F. Carlin, Thomas H. Green, III, Walter B. Prince, Edward M. Murphy and James M. Storey as Trustees of the Trust. Messrs. Carlin and Green were designated the Nominees that will represent the APS shareholders:

  Nominees for Trustee                   Number of Shares
  Representing APS Shareholders          Affirmative            Withheld
  -----------------------------------------------------------------------
  James F. Carlin                        200                      --
  Thomas H. Green, III                   200                      --

  Nominess for Trustee                   Number of Shares
  Representing All Shareholders          Affirmative            Withheld
  -----------------------------------------------------------------------
  Walter B Price                         2,131,723              11,874
  Edward M. Murphy                       2,133,123              10,474
  James M. Storey                        2,104,923              38,674

  ITEM 2: The ratification of the selection of Price Waterhouse LLP as independent certified public accountants to the Trust for the fiscal year ended December 31, 1997.

                                         Number of Shares
  -----------------------------------------------------------------------
  Affirmative                            2,128,108
  Against                                    5,150
  Abstain                                   10,339

Massachusetts Health & Education Tax-Exempt Trust as of June 30, 1997
-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D
-------------------------------------------------------------------------------

8 Quarterly Results from Operations (Unaudited)
------------------------------------------------------------------------------------------------

                                                                         Net Realized
                        Gross                   Net                      and Unrealized
                        Investment              Investment               Gain (Loss) on
                        Income                  Income                   Investments
                        --------------------    ---------------------    ----------------------
                        Total        Per        Total         Per        Total         Per
  Quarter Ended         (000's)      Share      (000's)       Share      (000's)       Share
  ---------------------------------------------------------------------------------------------
  March 31, 1994           $  610      $0.26        $  510      $0.22      ($4,118)     ($1.79)
  June 30, 1994               615       0.27           524       0.23          (48)      (0.02)
  September 30, 1994          605       0.26           488       0.21       (1,231)      (0.53)
  December 31, 1994           603       0.26           516       0.22       (1,237)      (0.53)
  ---------------------------------------------------------------------------------------------
                           $2,433      $1.05        $2,038      $0.88      ($6,634)     ($2.87)
  ---------------------------------------------------------------------------------------------

  March 31, 1995           $  605      $0.26        $  511      $0.22       $1,939       $0.84
  June 30, 1995               593       0.26           493       0.21          265        0.12
  September 30, 1995          595       0.26           495       0.21          650        0.28
  December 31, 1995           592       0.25           434       0.20        1,618        0.70
  ---------------------------------------------------------------------------------------------
                           $2,385      $1.03        $1,933      $0.84       $4,472       $1.94
  ---------------------------------------------------------------------------------------------

  March 31, 1996           $  600      $0.26        $  507      $0.22      ($1,533)     ($0.66)
  June 30, 1996               602       0.26           508       0.22           (9)      (0.01)
  September 30, 1996          604       0.26           514       0.22          449        0.20
  December 31, 1996           602       0.26           490       0.22          496        0.20
  ---------------------------------------------------------------------------------------------
                           $2,408      $1.04        $2,019      $0.88      ($  597)     ($0.27)
  ---------------------------------------------------------------------------------------------

  March 31, 1997           $  603      $0.26        $  509      $0.22      ($  451)     ($0.19)
  June 30, 1997               599       0.26           504       0.22        1,094        0.48
  ---------------------------------------------------------------------------------------------
                           $1,202      $0.52        $1,013      $0.44       $  643       $0.29
  ---------------------------------------------------------------------------------------------

                         Net Increase
                         (Decrease) in
                         Net Assets from            Market Price
                         Operations                 on AMEX
                         ----------------------     ----------------------
                         Total         Per
  Quarter Ended          (000's)       Share         High        Low
  -------------------------------------------------------------------------
  March 31, 1994           ($3,608)     ($1.57)      $15.625      $13.625
  June 30, 1994                476        0.21        13.875       12.875
  September 30, 1994          (743)      (0.32)       13.250       11.625
  December 31, 1994           (721)      (0.31)       11.500        9.625
  -------------------------------------------------------------------------
                           ($4,596)     ($1.99)
  -------------------------------------------------------------------------

  March 31, 1995            $2,450       $1.06       $11.875      $10.500
  June 30, 1995                758        0.33        11.750       10.375
  September 30, 1995         1,145        0.49        11.750       10.875
  December 31, 1995          2,052        0.90        11.500       10.875
  -------------------------------------------------------------------------
                            $6,405       $2.78
  -------------------------------------------------------------------------

  March 31, 1996           ($1,026)     ($0.44)      $12.000      $11.125
  June 30, 1996                499        0.21        11.750       10.875
  September 30, 1996           963        0.42        11.875       11.375
  December 31, 1996            986        0.42        12.500       11.875
  -------------------------------------------------------------------------
                            $1,422       $0.61
  -------------------------------------------------------------------------

  March 31, 1997            $   58       $0.03       $12.500      $12.125
  June 30, 1997              1,598        0.70        12.875       12.125
  -------------------------------------------------------------------------
                            $1,656       $0.73
  -------------------------------------------------------------------------

Massachusetts Health & Education Tax-Exempt Trust
-------------------------------------------------------------------------------
OTHER INFORMATION
-------------------------------------------------------------------------------

From time to time in the future, the Trust may effect redemptions and/or repurchases of its Auction Preferred Shares as provided in the applicable constituent instruments or as agreed upon by the Trust and holders of Auction Preferred Shares. The Trust would effect such redemptions and/or repurchases to the extent necessary to maintain applicable asset coverage requirements.

Massachusetts Health & Education Tax-Exempt Trust as of June 30, 1997
-------------------------------------------------------------------------------
INVESTMENT MANAGEMENT
-------------------------------------------------------------------------------

The Massachusetts Health & Education Tax-Exempt Trust

Officers                        Board of Trustees

THOMAS J. FETTER, CFA           WALTER B. PRINCE, ESQ., CHAIRMAN
President                       Partner, Peckham, Lobel, Casey, Prince & Tye

ROBERT B. MACINTOSH, CFA        JAMES F. CARLIN
Vice President and              Chairman of the Massachusetts Board of Higher
Portfolio Manager               Education and Chairman & CEO of Carlin
                                Consolidated, Inc.

JAMES L. O'CONNOR
Treasurer                       THOMAS H. GREEN III, ESQ.
                                First Assistant Attorney General for the
                                Commonwealth of Massachusetts
ERIC G. WOODBURY, ESQ.
Secretary
                                EDWARD M. MURPHY
                                Senior Vice President, Tucker Anthony, Inc.,
MICHELLE A. ALEXANDER           and Former Executive Director of the
Assistant Treasurer and         Massachusetts Health & Education Facilities
Assistant Secretary             Authority

                                JAMES M. STOREY, ESQ.
                                Trustee, various investment companies

The Massachusetts Health & Education Tax-Exempt Trust
24 Federal Street
Boston, MA 02110

INVESTMENT ADVISOR AND ADMINISTRATOR
Eaton Vance Management
24 Federal Street
Boston, MA 02110

CUSTODIAN, TRANSFER AGENT,
DIVIDEND DISBURSING AGENT AND REGISTRAR
Investors Bank & Trust Company
200 Clarendon Street, 16th Floor
Boston, MA 02116








THE MASSACHUSETTS HEALTH & EDUCATION TAX-EXEMPT TRUST
24 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------
This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------
                                                                      2-644-8/97